UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Commodity Strategy Fund

Semi-Annual Report	April 30, 2024

Investment Advisor: Legal and General Investment Management America

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2024

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-833-44-LGIMA; and (ii) on the Commission’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund April 30, 2024 (Unaudited)

SECTOR WEIGHTING†

† Percentages are based on total investments.

CONSOLIDATED SCHEDULE OF INVESTMENTS U.S. TREASURY OBLIGATIONS — 98.5%

	Face Amount	Value
U.S. Treasury Inflation Indexed Bonds
3.875%, 04/15/2029*	$707,888	$760,086
3.625%, 04/15/2028	612,056	640,599
3.375%, 04/15/2032	257,003	277,047
2.500%, 01/15/2029*	549,252	554,653
2.375%, 01/15/2027*	640,149	638,681
2.375%, 10/15/2028*	1,619,030	1,628,238
2.125%, 04/15/2029	877,879	871,268
2.125%, 02/15/2040	337,406	326,227
2.125%, 02/15/2041*	481,804	465,487
2.125%, 02/15/2054	344,802	323,662
2.000%, 01/15/2026	661,373	654,677
1.750%, 01/15/2028	601,404	588,277
1.750%, 01/15/2034*	1,305,348	1,245,630
1.625%, 10/15/2027*	1,595,480	1,561,277
1.500%, 02/15/2053*	674,411	546,019
1.375%, 07/15/2033*	1,819,808	1,689,421
1.375%, 02/15/2044	845,522	703,278
1.250%, 04/15/2028*	1,575,681	1,508,686
1.125%, 01/15/2033*	1,866,906	1,697,749
1.000%, 02/15/2046	478,041	360,394
1.000%, 02/15/2048*	426,611	314,670
1.000%, 02/15/2049	399,570	292,651
0.875%, 01/15/2029*	1,081,520	1,014,110
0.875%, 02/15/2047	588,791	426,616
0.750%, 07/15/2028	1,254,824	1,180,704
0.750%, 02/15/2042*	785,562	595,270
0.750%, 02/15/2045*	934,349	676,346
0.625%, 01/15/2026*	1,384,381	1,338,567

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund April 30, 2024 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
0.625%, 07/15/2032*	$1,912,913	$1,685,567
0.625%, 02/15/2043*	615,495	447,778
0.500%, 01/15/2028*	1,443,018	1,347,845
0.375%, 07/15/2025*	1,642,293	1,604,151
0.375%, 01/15/2027	1,280,826	1,211,434
0.375%, 07/15/2027*	1,414,500	1,331,951
0.250%, 07/15/2029	1,276,276	1,156,462
0.250%, 02/15/2050*	603,260	352,721
0.125%, 10/15/2025*	1,456,728	1,410,533
0.125%, 04/15/2026*	1,124,154	1,071,429
0.125%, 07/15/2026*	1,378,792	1,313,882
0.125%, 10/15/2026*	1,556,976	1,474,912
0.125%, 04/15/2027*	1,588,200	1,482,848
0.125%, 01/15/2030*	1,436,537	1,274,093
0.125%, 07/15/2030*	1,591,623	1,402,974
0.125%, 01/15/2031*	1,651,072	1,434,518
0.125%, 07/15/2031*	1,684,657	1,453,396
0.125%, 01/15/2032*	1,838,203	1,562,814
0.125%, 02/15/2051*	607,895	335,781
0.125%, 02/15/2052*	705,656	382,380

TOTAL U.S. TREASURY OBLIGATIONS (Cost $48,397,698)		46,617,759

EXCHANGE TRADED FUND — 1.8%

	Shares
iShares TIPS Bond ETF	8,235	869,040

TOTAL EXCHANGE TRADED FUND (Cost $875,996)		869,040

TOTAL INVESTMENTS— 100.3% (Cost $49,273,694)		$47,486,799

Percentages are based on Net Assets of $47,346,029.

*	Security, or a portion thereof, is held by the Legal & General Commodity Strategy Fund Offshore Ltd. CFC as of April 30, 2024.

ETF – Exchange Traded Fund

TIPS – Treasury Inflation Protected Securities

USD – US Dollar

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund April 30, 2024 (Unaudited)

A list of the open OTC swap agreements held by the Fund at April 30, 2024 is as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation

Bank of America	BCOMGC INDEX	0.06%	BCOMGC	Monthly	05/03/24	USD	$9,514,996	$270,760	$–	$270,760
Bank of America	BCOMRS INDEX	0.11%	BCOMRS	Monthly	05/03/24	USD	38,058,996	860,209	–	860,209

								$1,130,969	$–	$1,130,969

The following is a summary of the inputs used as of April 30, 2024, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$46,617,759	$–	$46,617,759
Exchange Traded Fund	869,040	–	–	869,040

Total Investments in Securities	$869,040	$46,617,759	$–	$47,486,799

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	1,130,969	–	1,130,969

Total Other Financial Instruments	$–	$1,130,969	$–	$1,130,969

* Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund April 30, 2024 (Unaudited)

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $49,273,694)	$47,486,799
Swap Contracts, at value	1,130,969
Receivable for Investment Securities Sold	1,127,592
Dividends and Interest Receivable	80,290
Receivable from Investment Adviser(1)	44,345
Prepaid Expenses	30,207
Deferred Offering Costs - (Note 2)	23,724
Receivable for Capital Shares Sold	25

Total Assets	49,923,951

Liabilities:
Payable for Investment Securities Purchased	2,328,888
Payable due to Custodian	134,444
Payable for Capital Shares Redeemed	30,000
Payable due to Administrator	9,863
Chief Compliance Officer Fees Payable	1,603
Other Accrued Expenses	73,124

Total Liabilities	2,577,922
Commitments and Contingencies †

Net Assets	$47,346,029

NET ASSETS CONSIST OF:
Paid-in Capital	$47,890,277
Total Accumulated Losses	(544,248)

Net Assets	$47,346,029

Institutional Shares
Net Assets	$47,346,029
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,933,013

Net Asset Value, Offering and Redemption Price Per Share	$24.49

(1)

Receivable from Investment Advisor relates to reimbursement of monthly Fund expenses (in excess of fee waivers) necessary to keep the Fund’s Total Annual Fund Operating Expenses from exceeding the contractual expense limit.

†	See Note 7 in the Notes to Financial Statements.

Amounts designated as “ --” are $0 or have been rounded to $0.

N/A – Not applicable

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Stratgy Fund For the Period Ended April 30, 2024 (Unaudited)

CONSOLIDATED STATEMENT OF OPERATIONS

Investment Income
Interest	$936,130
Dividends	3,698

Total Investment Income	939,828

Expenses
Administration Fees - (Note 6)	59,836
Investment Advisory Fees - (Note 7)	32,198
Trustees’ Fees	9,264
Chief Compliance Officer Fees - (Note 5)	3,634
Deferred Offering Costs - (Note 2)	95,683
Professional Fees	60,317
Transfer Agent Fees - (Note 6)	33,633
Registration Fees	10,498
Printing Fees	9,291
Custodian Fees - (Note 6)	6,104
Pricing Fees	4,029
Insurance and Other Expenses	9,943

Total Expenses	334,430

Less:
Investment Advisory Fees Waived	(32,198)
Reimbursement of Expense from Investment Adviser	(270,020)

Net Expenses	32,212

Net Investment Income	907,616

Net Realized Gain (Loss) on:
Investments	(114,031)
Swap Contracts	(455,567)

Net Realized Loss	(569,598)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	499,064
Swap Contracts	1,130,970

Net Change in Unrealized Appreciation	1,630,034

Net Realized and Unrealized Gain	1,060,436

Net Increase in Net Assets Resulting from Operations	$1,968,052

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)
Operations:
Net Investment Income	$907,616	$856,952
Net Realized Loss	(569,598)	(106,841)
Net Change in Unrealized Appreciation (Depreciation) .	1,630,034	(2,285,960)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,968,052	(1,535,849)

Distributions:
Institutional Shares	(912,781)	(63,670)

Total Distributions	(912,781)	(63,670)

Capital Share Transactions:
Institutional Shares:
Issued	7,085,350	42,312,476
Reinvestment of Dividends	912,781	63,670
Redeemed	(1,263,000)	(1,221,000)

Increase from Institutional Shares Capital Share Transactions	6,735,131	41,155,146

Net Increase in Net Assets from Capital Share Transactions	6,735,131	41,155,146

Total Increase in Net Assets	7,790,402	39,555,627

Net Assets:
Beginning of Period	39,555,627	—

End of Period	$47,346,029	$39,555,627

Shares Issued and Redeemed:
Institutional Shares:
Issued	298,509	1,693,782
Reinvestment of Dividends	37,517	2,631
Redeemed	(51,581)	(47,845)

Increase in Shares Outstanding from Institutional Share Transactions	284,445	1,648,568

Net Increase in Shares Outstanding from Share Transactions	284,445	1,648,568

(1)	Commenced operations on June 20, 2023.
Amounts designated as “ --” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

for a Share Outstanding Throughout Each Period

	Institutional Shares

	Six Months Ended April 30, 2024 (Unaudited)	Period Ended October 31, 2023(1)

Net Asset Value, Beginning of Period	$23.99	$25.00

Income from Operations:
Net Investment Income(2)	0.50	0.53
Net Realized and Unrealized Gain (Loss)	0.53	(1.50)

Total from Operations	1.03	(0.97)

Dividends and Distributions from:
Net Investment Income	(0.53)	(0.04)

Total Dividends and Distributions	(0.53)	(0.04)

Net Asset Value, End of Period	$24.49	$23.99

Total Return †	4.32%	(3.88)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$47,346	$39,556
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	0.15%**	0.15%**
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.56%**	1.92%**
Ratio of Net Investment Income to Average Net Assets	4.23%**	5.83%**
Portfolio Turnover Rate†	24%	28%

**	Annualized.

†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Commenced operations on June 20, 2023.

(2)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of the consolidated financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund April 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the LGIM America Commodity Strategy Fund (the “Fund”). The investment objective of the Fund seeks to provide broad commodities exposure. The Fund is classified as a diversified investment Company. Legal & General Investment Management America, Inc. serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares. Fund commenced operations on June 20, 2023. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

The below Funds and liquidation dates were as follows:

Fund	Liquidation Date
Legal & General Retirement Income 2040 Fund	February 15, 2024
Legal & General Long Duration U.S. Credit Fund	February 15, 2024
Legal & General U.S. Credit Fund	February 16, 2024
Legal & General Cash Flow Matched Bond	February 16, 2024
Legal & General Global Developed Equity Index Fund	February 20, 2024

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund April 30, 2024 (Unaudited)

Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, are recorded as an unrealized gain or loss in the Consolidated Statement of Operations.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2024, there were no fair valued securities.

In accordance with U.S. GAAP, the Fund discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund April 30, 2024 (Unaudited)

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2024, there have been no significant changes to the Fund’s fair valuation methodology.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. During the period ended April 30, 2024, the LGIM America Commodity Strategy Fund incurred and paid $23,724 on the Consolidated Statements of Assets and Liabilities and $95,683 on the Consolidated Statements of Operations in offering costs respectively.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations. During the period ended April 30, 2024, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund April 30, 2024 (Unaudited)

agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Consolidated Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income and expense is recorded on an accrual basis. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Consolidated Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund will distribute its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Consolidated Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Swap Contracts — The Fund is authorized to enter into swap contracts, including total return swaps and equity swap contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. In a typical equity swap,

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund April 30, 2024 (Unaudited)

one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Consolidated Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Consolidated Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund April 30, 2024 (Unaudited)

For the period ended April 30, 2024, the average quarterly notional amount of swap contracts held with the LGIM America Commodity Strategy Fund were as follows:

Average Quarterly Market Value Balance Long:	$ 44,917,499

Average Quarterly Market Value Balance Short:	$(44,917,499)

3. Derivative Transactions:

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of April 30, 2024 was as follows:

	Asset Derivatives			Liability Derivatives

	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value

Derivatives not accounted for as hedging instruments:
Commodity contracts	Unrealized appreciation on Swap Contracts	$ 1,130,969	*	Unrealized depreciation on Swap Contracts	$ -

Total Derivatives not accounted for as hedging instruments		$ 1,130,969			$ -

* Includes cumulative appreciation (depreciation) of swap contracts as reported in the Consolidated Schedules of Investments.

The effect of derivative instruments on the Consolidated Statements of Operations for the period ended April 30, 2024:

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Swaps	Total
Commodity contracts	$ (455,567)	$ (455,567)
Total	$ (455,567)	$ (455,567)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Swaps	Total
Commodity contracts	$ 1,130,970	$ 1,130,970
Total	$ 1,130,970	$ 1,130,970

The LGIM America Commodity Strategy Fund is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund April 30, 2024 (Unaudited)

by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

The International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and effect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the LGIM America Commodity Strategy Fund has entered into master netting arrangements, established within the Fund’s ISDA Master Agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting marked-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its respective counterparties are not fully collateralized, contractually or otherwise, the Fund bear the risk of loss from counterparty nonperformance.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund April 30, 2024 (Unaudited)

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of April 30, 2024:

	Financial Derivative Assets			Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Swap Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Bank of America	$–	$1,130,969	$1,130,969	$–	$–	$–	$1,130,969	$–	$1,130,969

Total over the counter	$–	$1,130,969	$1,130,969	$–	$–	$–

† Net Exposures represents the net receivable/(payable) that would be due from /to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

4. Basis for Consolidation for the LGIM America Commodity Strategy Fund Offshore:

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Financial Highlights of the LGIM America Commodity Strategy Fund include the accounts of the Legal & General Commodity Strategy Fund Offshore Ltd. (the “Subsidiary”). All intercompany accounts and transactions have been eliminated in consolidation for the LGIM America Commodity Strategy Fund. The Subsidiary has a fiscal year end and conforming tax year end of October 31 for financial statement consolidation purposes. The Subsidiary is classified as a controlled foreign corporation under the Code.

The Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

The Fund may invest up to 25% of its total assets in the Subsidiary.

A summary of the Fund’s investments in the Subsidiary are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at April 30, 2024	% of Total Net Assets at April 30, 2024
Legal & General Commodity Strategy Fund Offshore Ltd.	June 20, 2023	$5,212,117	11.0%

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund April 30, 2024 (Unaudited)

Gains and losses attributed to the Fund’s investments in the Subsidiary are as follows:

LGIM America Commodity Strategy Fund Ltd.
Investment Income:
Interest Income	$ 88,662

Total Investment Income	88,662

Net Investment Income	88,662

Net Realized Gain (Loss) on:
Investments	1,246
Swap Contracts	(455,567)

Net Realized Gain	(454,321)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	48,715
Swap Contracts	1,130,970

Net Change in Unrealized Depreciation	1,179,685

Net Realized and Unrealized Loss	725,364

Net Decrease in Net Assets Resulting from Operations	$ 814,026

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by, and are reviewed by, the Board.

6. Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2024, the Fund incurred $59,836 for these services.

The Fund has adopted a shareholder services plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the Fund’s Institutional Class Shares’ average net assets. For the period ended April 30, 2024, no shareholder servicing fees were accrued.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund April 30, 2024 (Unaudited)

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Systems, Inc.) serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding a certain portion of the Fund’s average daily net assets until February 28, 2025 (the “contractual expense limit”).

Fund	Advisory Fee	Institutional Shares Expense Limitation	W Shares Expense Limitation	R6 Shares Expense Limitation

LGIM America Commodity Strategy Fund	0.15%	0.15%	0.35%	0.65%

In addition, the Adviser may receive from the Fund the difference between Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This reimbursement agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2025. Refer to waiver of investment advisory fees on the Consolidated Statements of Operations for fees waived for the period ended April 30, 2024. As of April 30, 2024, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $0, $261,419 and $302,218 expiring in 2025, 2026 and 2027, respectively. During the period ended April 30, 2024, the Fund did not recapture any previously waived fees and/or reimbursed expenses.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund April 30, 2024 (Unaudited)

8. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2024, were as follows:

	U.S. Government	Other	Total
LGIM America Commodity Strategy Fund
Purchases	$13,471,241	$3,606,460	$17,077,701
Sales	6,990,636	3,248,311	10,238,947

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings and Paid-in Capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of foreign currency translations, and gains and losses on paydowns of mortgage, investments in passive foreign investment companies and asset-backed securities for tax purposes. The following permanent differences have been reclassified to/(from) the following accounts during the year ended October 31, 2023:

	Distributable Earnings (Accumulated Losses)	Paid-in Capital
LGIM America U.S. Credit Fund	$592	$ (592)

The tax character of dividends and distributions declared during the year ended October 31, were as follows:

	Ordinary Income	Total
LGIM America Commodity Strategy Fund
2023	$63,670	$63,670

As of October 31, 2023, the components of distributable earnings on a tax basis were as follows:

LGIM America Commodity Strategy Fund
Undistributed Ordinary Income	$718,757
Capital Loss Carryforwards
Short-Term	(90,500)
Unrealized Depreciation	(2,227,776)

Total Accumulated Losses	$(1,599,519)

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund April 30, 2024 (Unaudited)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the year ended October 31, 2023, the Fund did not utilize capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2024, were as follows:

		Aggregate	Aggregate	Net
	Federal	Gross	Gross	Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	(Depreciation)	(Depreciation)
LGIM America Commodity Strategy Fund	$49,273,694	$2,184	$(1,789,079)	$(1,786,895)

10. Concentration of Shareholders:

At April 30, 2024, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders was as follows:

Fund	No. of Shareholders	% Ownership

LGIM America Commodity Strategy Fund, Institutional Shares	1	100%

11. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Commodity-Related Investments Risk — Exposure to the commodities markets through commodity-related investments may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, changes in interest or currency exchange rates, population growth and changing demographics and factors affecting a particular industry or commodity, such as drought, floods or other weather conditions, transportation bottlenecks or shortages, competition from substitute products, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military, legal and regulatory developments.

Derivatives Risk — The Fund’s use of swaps and futures contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk, leverage risk and market risk are described elsewhere in this section. Correlation risk is the risk that changes in the

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund April 30, 2024 (Unaudited)

value of the derivative may not correlate perfectly with the underlying asset, rate or index. Swap agreements are also subject to counterparty credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Counterparty credit risk is described elsewhere in this section. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders. U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Inflation Protected Securities Risk — Inflation protected securities, including TIPS, are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. The relationship between an inflation protected security and its associated inflation index affects both the sum the Fund is paid when the security matures and the amount of interest that the security pays the Fund. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Fund receives the adjusted principal or the original principal, whichever is greater.

Counterparty Credit Risk — The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with direct transactions in portfolio securities. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its unsettled or open contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease. In addition, the Fund currently intends to engage in such investment transactions with a single counterparty, which increases the Fund’s exposure to counterparty credit risk. The counterparties with which the Fund may transact generally are major, global financial institutions. The Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting the financial services sector.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets.

Interest Rate Risk — As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund April 30, 2024 (Unaudited)

the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Very low or negative interest rates may prevent the Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted.

Investing in Exchange Traded Products (“ETPs”) Risk – The risks of owning interests of an ETP, such as an ETF or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETP, the Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Additionally, the ETPs in which the Fund invests may exit the marketplace or no longer be available for purchase on an exchange and no appropriate substitute may exist, reducing the Adviser’s ability to obtain its desired exposures. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Investment in the Subsidiary Risk – The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Leverage Risk – The risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Indexing Risk – The Inflation-Linked Portfolio seeks to provide returns that approximate, before fees and expenses, the performance of the TIPS Index. Accordingly, if the Inflation-Linked Portfolio’s return is properly correlated to the return of the TIPS Index, the Inflation-Linked Portfolio may perform poorly when the TIPS Index performs poorly. The TIPS Index may be subject to errors and mistakes, including with respect to the quality, accuracy and completeness of the data or methods used to compile the TIPS Index, which may not be identified and corrected for a period of time or at all. Such errors may negatively impact the Fund. In addition, there can be no guarantee that the TIPS Index will be maintained indefinitely or that the Fund will be able to continue to utilize the TIPS Index to implement the Fund’s principal investment strategies indefinitely. In such cases, there can be no assurance that any substitute index selected by the Adviser will be similar to the TIPS Index or will perform in a manner similar to the TIPS Index. Unavailability of the TIPS Index could affect adversely the ability of the Fund to achieve its investment objective.

Market Risk– The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund April 30, 2024 (Unaudited)

conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

Liquidity Risk – The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Tax Risk – The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests directly in Commodity-Related Investments.

In order for the Fund to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) the Fund must, among other requirements, derive at least 90% of its gross income each taxable year from “qualifying income.” To the extent the Fund invests in Commodity-Related Investments directly, it will seek to restrict its income from Commodity-Related Investments that do not generate qualifying income, such as certain commodity related derivative instruments, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC, as described in more detail in the SAI. The tax treatment of certain Commodity-Related Investments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

The Fund holds certain Commodity-Related Investments indirectly, through the Subsidiary. The Fund believes that income from the Subsidiary will be qualifying income because it expects that the Subsidiary will make annual distributions of its earnings and profits. The Fund received an opinion of counsel based on customary representations that to the extent of the actual distributions made to the Fund from its Subsidiary, its “Subpart F” income attributable to its investment in the Subsidiary derived with respect to the Fund’s business of investing in stock, securities or currencies should be treated as “qualifying income”. If the Fund fails to satisfy the qualifying income requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed, which could reduce the amount distributable to a shareholder negatively affecting the shareholder’s return from an investment in the Fund. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

U.S. Government Securities Risk – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, whereas others are backed solely by the ability of the agency to borrow

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Commodity Strategy Fund April 30, 2024 (Unaudited)

from the U.S. Treasury or by the agency’s own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

Adviser Risk – The Adviser has limited prior experience managing commodity-related portfolios. As a result, investors do not have a track record of managing a commodity-related portfolio from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Fund.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

12. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. Subsequent Events:

The Fund have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2024.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America April 30, 2024

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2023 to April 30, 2024).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America April 30, 2024

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Annualized Expense Ratios	Expenses Paid During Period*
LGIM America Commodity Strategy Fund
Actual Fund Return
Institutional Shares	$1,000.00	$ 1,043.20	0.15%	$0.76
Hypothetical 5% Return
Institutional Shares	$1,000.00	$ 1,024.12	0.15%	$0.75

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America April 30, 2024 (Unaudited)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 26, 2024, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023. The Program Administrator’s report noted that:

•

the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report.

•	during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.

•	the Board approved a change to the membership of the committee serving as Program Administrator.

•	no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

NOTES

NOTES

NOTES

Legal & General Investment Management

LGIMA Funds

P.O. Box 219009

Kansas City, MO 64121-9009

www.lgima.com/funds

Adviser:

Legal & General Investment Management America, Inc.

71 South Wacker Drive

Chicago, IL 60606

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

LGI-SA-001-0300

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR §270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 8, 2024